STOCK BASED COMPENSATION	3 Months Ended
Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

STOCK BASED COMPENSATION

The Company maintains stock equity incentive plans under which the Company grants non-qualified stock options, stock appreciation rights, stock awards, performance awards, or stock units to employees, directors and consultants.

Stock Option Compensation Expense

We account for stock options granted to employees and directors using the accounting guidance in ASC 718 “Stock Compensation” (“ASC 718”).  In accordance with ASC 718, we estimate the fair value of service based stock options and performance based options on the date of grant, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds price targets we use a Monte Carlo Simulation in estimating the fair value at grant date.  We recognize compensation expense for service based stock options and options subject to market conditions over the requisite or implied service period of the grant.  For performance based awards, compensation expense is recognized over the requisite or implied service period of the grant when the performance target is deemed probable.

We recorded stock-based compensation expense, related to stock options granted to employees and directors, of approximately $543,000 and $466,000, during the three months ended January 31, 2015 and 2014, respectively.  Stock-based compensation expense for the three months ended January 31, 2015 and 2014 includes approximately $513,000 and $383,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but vested in the current period.  As of January 31, 2015, there was unrecognized compensation cost related to non-vested stock options granted to employees and directors related to service based options of approximately $1,396,000, which will be recognized over a weighted-average period of 1.7 years.

We account for stock options granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”).  In accordance with ASC 505-50, we estimate the fair value of service based stock options and performance based options at each reporting period, using the Black-Scholes pricing model.  For options vesting if the trading price of the Company’s common stock exceeds price targets we estimate the fair value at each reporting period using a Monte Carlo Simulation.  We recognize compensation expense for service based stock options and options subject to market conditions over the requisite or implied service period of the grant.  For performance based awards, compensation expense is recognized when the performance target is achieved.

We recorded consulting expense, related to stock options granted to consultants, during the three months ended January 31, 2015 and 2014 of approximately $(51,000) and $255,000, respectively.  Stock-based consulting expense for the three months ended January 31, 2015 and 2014 includes approximately $(51,000) and $236,000, respectively, related to the amortization of compensation cost for stock options granted in prior periods but vested in the current period.  As of January 31, 2015, there was unrecognized consulting expense related to non-vested stock options granted to consultants, related to service based options of approximately $576,000, which will be recognized over a weighted-average period of .8 years.

Fair Value Determination

We use the Black-Scholes pricing model in estimating the fair value of stock options which vest over a specific period of time or upon achieving performance targets.  To determine the weighted average fair value of stock options on the date of grant, employees and directors are included in a single group.  The fair value of stock options granted to consultants is determined on an individual basis. Stock options we granted during the three months ended January 31, 2015 consisted of awards exercisable for 10 years that vest over one year.  Stock options we granted during the three months ended January 31, 2014 consisted of awards exercisable for 10 years that vest over one year and awards exercisable for 10 years that vest over 36 months.

The following weighted average assumptions were used in estimating the fair value of stock options granted during the three months ended January 31, 2015 and 2014.

	For the Three Months Ended January 31,
	2015	2014
Weighted average fair value at grant date	$0.09	$0.17
Valuation assumptions:
Expected life ( years)	5.30	5.69
Expected volatility	114.3%	115.4%
Risk-free interest rate	1.60%	1.76%
Expected dividend yield	0	0

The expected term of stock options represents the weighted average period the stock options are expected to remain outstanding.  We use the simplified method to determine expected term.  The simplified method was adopted since we do not believe that historical experience is representative of future performance because of the impact of the changes in our operations and the change in terms from historical options which vested immediately to terms including vesting periods of up to three years.  Under the Black-Scholes pricing model we estimated the expected volatility of our shares of common stock based upon the historical volatility of our share price over a period of time equal to the expected term of the options.  We estimated the risk-free interest rate based on the implied yield available on the applicable grant date of a U.S. Treasury note with a term equal to the expected term of the underlying grants.  We made the dividend yield assumption based on our history of not paying dividends and our expectation not to pay dividends in the future.

Under ASC 718, the amount of stock-based compensation expense recognized is based on the portion of the awards that are ultimately expected to vest.  Accordingly, if deemed necessary, we reduce the fair value of the stock option awards for expected forfeitures, which are forfeitures of the unvested portion of surrendered options.  Based on our historical experience we have not reduced the amount of stock-based compensation expenses for anticipated forfeitures.

We will reconsider use of the Black-Scholes pricing model if additional information becomes available in the future that indicates another model would be more appropriate.  If factors change and we employ different assumptions in the application of ASC 718 and ASC 505-50 in future periods, the compensation expense that we record may differ significantly from what we have recorded in the current period.

Stock Option Activity

During the three months ended January 31, 2015 and 2014, we granted options to purchase 1,300,000 and 7,710,000 shares, respectively, of common stock at weighted average exercise prices of $0.112 and $0.20 per share, respectively, pursuant to the ITUS Corporation 2010 Share Incentive Plan (the "2010 Share Plan”).   No stock options were exercised during the three months ended January 31, 2015 and 2014.

Stock Option Plans

As of January 31, 2015, we have two stock option plans:  the ITUS Corporation 2003 Share Incentive Plan (the "2003 Share Plan") and the 2010 Share Plan, which were adopted by our Board of Directors on April 21, 2003 and July 14, 2010, respectively.

The 2003 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2003 Share Plan is 70,000,000 shares. The 2003 Share Plan was administered by the Stock Option Committee through June 2004, from June 2004 through July 2010, by the Board of Directors, from July 2010 through August 2012, by the Stock Option Committee, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option.  The exercise price with respect to all of the options granted under the 2003 Share Plan since its inception was equal to the fair market value of the underlying common stock at the grant date.  In accordance with the provisions of the 2003 Share Plan, the plan terminated with respect to the grant of future options on April 21, 2013.  Information regarding the 2003 Share Plan for the three months ended January 31, 2015 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Options Outstanding at October 31, 2014	12,349,770	$0.72
Forfeited	(80,000)	$0.74
Options Outstanding and exercisable at January 31, 2015	12,269,770	$0.72	$ 2,130

The following table summarizes information about stock options outstanding and exercisable under the 2003 Share Plan as of January 31, 2015:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.07 - $0.37	1,275,000	2.73	$0.15
$0.43 - $0.70	4,624,770.94		$0.62
$0.74 - $0.92	5,370,000	1.87	$0.86
$1.04 - $1.46	1,000,000	2.55	$1.17

The 2010 Share Plan provides for the grant of nonqualified stock options, stock appreciation rights, stock awards, performance awards and stock units to key employees and consultants.  The maximum number of shares of common stock available for issuance under the 2010 Share Plan was initially 15,000,000 shares. On July 6, 2011, the 2010 Share Plan was amended by our Board of Directors to increase the maximum number of shares of common stock that may be granted to 27,000,000 shares, on August 29, 2012, the maximum number of shares was further increased to 30,000,000 shares.  On November 8, 2013, the Board of Directors approved an amendment to provide that effective November 8, 2013, the maximum aggregate number of shares available for issuance will be 20,000,000 shares and that on the first business day in 2014 and on the first business day of each calendar year thereafter the maximum aggregate number of shares available for issuance shall be replenished such that 20,000,000 shares will be available for issuance. Accordingly, during the nine months ended July 31, 2014, the number of shares in the 2010 Share Plan was increased by 25,634,980 shares to 55,634,980 shares.  In addition, on November 8, 2013, the 2010 Share Plan was amended to provide that on January 2nd of each year commencing on January 2, 2014, each non-employee director of the Company at that time shall automatically be granted a 10 year stock option to purchase 300,000 shares of common stock (400,000 for the Chairman) that will vest in four equal quarterly installments. The 2010 Share Plan was administered by the Stock Option Committee through August 2012, from August 2012 through November 2012, by the Executive Committee of the Board of Directors and since November 2012, by the Board of Directors, which determines the option price, term and provisions of each option. The exercise price with respect to all of the options granted under the 2010 Share Plan was equal to the fair market value of the underlying common stock at the grant date.  As of January 31, 2015, the 2010 Share Plan had 24,783,866 shares available for future grants.  Information regarding the 2010 Share Plan for the three months ended January 31, 2015 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Options Outstanding at October 31, 2014	18,214,000	$0.23
Granted	1,300,000	$0.11
Forfeited	(6,083,866)	$0.26
Options Outstanding at January 31, 2015	13,430,134	$0.21	$ -0-
Options Exercisable at January 31, 2015	7,942,356	$0.23	$ -0-

The following table summarizes information about stock options outstanding under the 2010 Share Plan as of January 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.12 - $0.37	13,430,134	7.64	$0.21	7,942,356	6.69	$0.23
						.

In addition to options granted under the 2003 Share Plan and the 2010 Share Plan the Board of Directors approved the grant of stock options to purchase 44,500,000 shares.  Information regarding stock options outstanding that were not granted under the 2003 Plan or the 2010 Plan for the three months ended January 31, 2015 is as follows:

		Weighted	Aggregate
		Average Exercise	Intrinsic
	Shares	Price Per Share	Value
Options Outstanding at October 31, 2014	44,500,000	$0.22
Options Outstanding at January 31, 2015	44,500,000	$0.22	$ -0-
Options Exercisable at January 31, 2015	35,084,542	$0.22	$ -0-

The following table summarizes information about the above stock options outstanding that were not granted under the 2003 Share Plan or the 2010 Share Plan as of January 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.195 - $0.235	44,500,000	7.66	$0.22	35,084,542	7.66	$0.22
						.

On February 5, 2015, the Company decreased the option price for options to purchase 54,603,139 shares of common stock from the original exercise price to the closing price of the Company’s common stock on February 5, 2015 of $0.103 per share for nine employees and former employees and five directors.

Stock Awards

We account for stock awards granted to employees and consultants based on their grant date fair value, in accordance with ASC 718 and ASC 505-50, respectively.  During the three months ended January 31, 2015 and 2014, we issued 20,000 shares and 90,000 shares, respectively, of common stock to consultants for services rendered pursuant to the 2010 Share Plan.  We recorded consulting expense for the three months ended January 31 2015 and 2014 of approximately $4,000 and $28,000, respectively, for the shares of common stock issued to consultants.